Loans and Leases - Narrative (Details) - USD ($)		12 Months Ended
	Mar. 27, 2023	Dec. 31, 2023	Dec. 31, 2022
Receivables [Abstract]
Financing Receivable, Accrued Interest, after Allowance for Credit Loss, Statement of Financial Position [Extensible Enumeration]		Other assets	Other assets
Financing receivable, accrued interest receivable		$ 625,000,000	$ 203,000,000
Financing receivable, threshold period past due		30 days
Mortgage servicing rights		$ 62,000,000	47,000,000
Financing receivable, troubled debt restructuring, commitment to lend		13,000,000	1,500,000
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, amortization of purchase discount		733,000,000
Modified loans that subsequently defaulted		50,000,000
Purchase Money Note
Accounts, Notes, Loans and Financing Receivable [Line Items]
Debt instrument, term	5 years
Notes payable	$ 36,070,000,000.00
Other secured financings | Federal Reserve Bank of Richmond | Secured Debt
Accounts, Notes, Loans and Financing Receivable [Line Items]
Long-term line of credit		0	$ 0
Innovation C&I and cash flow dependent
Accounts, Notes, Loans and Financing Receivable [Line Items]
Modified loans that subsequently defaulted		37,000,000
Unfunded Loan Commitment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, amortization of purchase discount		$ 128,000,000
FDIC Credit Facility
Accounts, Notes, Loans and Financing Receivable [Line Items]
FDIC advances, maximum amount available	$ 70,000,000,000